Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets

	March 31, 2014	December 31, 2013
	(unaudited)
Prepaid rent	$26,000	$26,000
Prepaid insurance	13,000	11,000
Prepaid licenses	6,000	6,000
Prepaid deposit	8,000	-
Prepaid fees	2,000	3,000
Prepaid legal fees	40,000	-
Total	$95,000	$46,000

	December 31,
	2013	2012

Payroll advance	$—	$2,000
Prepaid rent	26,000	—
Prepaid insurance	11,000	2,000
Prepaid professional fees	—	5,000
Prepaid licenses	6,000	—
Prepaid fees	3,000	—
Total	$46,000	$9,000